Net Sales - Summary of Net Sales (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of revenue [Line Items]
Product sales	$ 545,509	R$ 1,804,540	R$ 1,692,258	R$ 1,479,741
Total net sales	571,042	1,889,006	1,739,540	1,505,686
Freight related services [Member]
Disclosure of revenue [Line Items]
Other revenues	15,106	49,972	39,008	R$ 25,861
Marketplace [member]
Disclosure of revenue [Line Items]
Other revenues	$ 10,427	R$ 34,494	R$ 8,274